UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation
          and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig A. Drill
Title:     Investment Manager / Managing Member
Phone:     (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            October 29, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  None

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total:  $13,873 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                                        Craig A. Drill
                                                                      September 30, 2008



COLUMN 1                          COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                                                VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE   SHARED NONE
APEX BIOVENTURES ACQ CORP     *W EXP 06/07/201     03753Q113       34      228,100   PRN         SOLE      NONE   228,100
CHENIERE ENERGY INC                COM NEW         16411R208      114       50,600   SH          SOLE      NONE    50,600
COMARCO INC                          COM           200080109       76       60,600   SH          SOLE      NONE    60,600
EAGLE MATERIALS INC                  COM           26969P108      236       10,551   SH          SOLE      NONE    10,551
KOHLBERG CAPITAL CORP                COM           500233101      159       18,500   SH          SOLE      NONE    18,500
LENDER PROCESSING SVCS INC           COM           52602E102      958       31,400   SH          SOLE      NONE    31,400
PALOMAR MED TECHNOLOGIES INC       COM NEW         697529303   10,921      811,400   SH          SOLE      NONE   811,400
THERMAGE INC                         COM           88343R101    1,375      400,900   SH          SOLE      NONE   400,900





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